Remuneration (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) Employees	Dec. 31, 2018 USD ($) Employees	Dec. 31, 2017 USD ($) Employees
Renumeration [abstract]
Salaries	$ 2,766	$ 2,863	$ 2,671
Pension costs	446	463	469
Payroll tax	413	409	387
Other compensations and social costs	330	318	290
Total payroll costs	$ 3,955	$ 4,052	$ 3,818
Average number of employees | Employees	21,400	20,700	20,700
Part time employees as percentage of total employees	4.00%	3.00%	3.00%
Remuneration to members of the BoD and the CEC [abstract]
Current employee benefits	$ 10,958	$ 12,471	$ 11,067
Post-employment benefits	661	667	636
Other non-current benefits	18	21	25
Share-based payment benefits	147	197	175
Total compensation expense	11,782	13,356	11,902
Loans to the members of the BoD or the CEC	0	$ 0	$ 0
Compensation cost yet to be expensed	158
2019 programme [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated compensation expense	74
2018 programme [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated compensation expense	73
2017 programme [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated compensation expense	72
2016 programme [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated compensation expense	$ 62